Schedule of amount recognized in the consolidated balance sheets (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
Right-of-use assets	$ 100,993	$ 131,845	$ 218,146
Current	83,603	109,142	132,786
Non-current	17,390	22,703	85,360
Total operating lease liabilities	$ 100,993	$ 131,845	$ 218,146